Shareholders' equity, capital distribution and earnings per share - Dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) kr / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) kr / shares
Dividends declared | $	$ 7,802	$ 7,802	$ 10,783	$ 10,783
Dividends declared (in USD per share or ADS) | $ / shares	$ 2.8000		$ 3.6000
Dividends paid | $	$ 8,578		$ 10,906
United States Dollar (USD)
Dividends paid (per share) | $ / shares	$ 3.0000		$ 3.6000
Norwegian Kroner (NOK)
Dividends paid (per share) | kr / shares		$ 32.1645		$ 37.8522